Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2022
Purchased software
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	3 years
Acquired technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	2 years
Acquired technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	9 years
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	2 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	5 years
Software development costs | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	2 years
Software development costs | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	3 years
Other intangible assets | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	3 years
Other intangible assets | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	10 years